Annual Fund Operating Expenses (Invesco Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.38%
Class B, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	2.13%
Class C, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	2.13%
Class R, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.63%
Class Y, Invesco Small Cap Equity Fund
Annual Fund Operating Expenses
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.13%